Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Over-allotment option [Member] | Private Placement Warrants [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 11.5
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant	2,800,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	14,040,000
Aggregate purchase price | $	$ 14,040,000
Private Placement [Member] | Private Placement Warrants [Member] | Class A common stock [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price | $	$ 11,240,000
Number of shares per warrant	1
Exercise price of warrant | $ / shares	$ 1
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	11,240,000